Note 5 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Lease, Monthly Payment	$ 2,728
Operating Leases, Rent Expense, Total	32,736	$ 32,736
Purchase Commitment, Remaining Minimum Amount Committed	$ 33,165,000